[AXA Premier VIP Trust Letterhead]

September 1, 2011

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	AXA Premier VIP Trust (the “Trust”)

File Nos.: 333-70754; 811-10509

Dear Sir or Madam:

On behalf of the Trust, attached herewith for filing under the Securities Act of 1933, as amended, and Rule 497(j) promulgated thereunder and the Investment Company Act of 1940, as amended, are the electric versions of the Trust’s final Prospectuses, dated August 16, 2011 relating to the Class K shares of:

•

Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Multi-Sector Bond Portfolio, Multimanager Small Cap Growth Portfolio, Multimanager Small Cap Value Portfolio and Multimanager Technology Portfolio;

•

AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio; and

•	Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio.

The Trust hereby certifies that the form of Prospectuses for the Portfolios listed above with respect to the Trust that would have been filed under Rule 497(c), do not differ from the form of Prospectuses contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 33 on August 16, 2011.

If you have any questions regarding this certification, please contact the undersigned at 212/314-5280.

Sincerely, AXA Premier VIP Trust

/s/ Bill MacGregor
Bill MacGregor
Assistant Secretary

cc:   K&L Gates LLP